Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	BORN
Entity Registrant Name	CHINA NEW BORUN CORP
Entity Central Index Key	0001490366
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	25,725,000

CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Assets
Cash	$ 35,530,758	223,875,750	340,984,614
Trade accounts receivable, net of allowance for doubtful accounts of nil and nil, respectively	47,615,951	300,023,348	128,480,503
Inventories	13,681,509	86,205,820	96,942,787
Advance to suppliers	22,813,051	143,742,755	46,113,552
Other receivables	2,012,777	12,682,305	33,904,486
Prepaid expenses	628,052	3,957,293	1,313,568
Total current assets	122,282,098	770,487,271	647,739,510
Property, plant and equipment, net	178,923,853	1,127,381,307	1,035,304,235
Land use rights, net	9,138,921	57,583,427	58,733,967
Intangible assets, net	2,745,839	17,301,257	21,127,500
Total assets	313,090,711	1,972,753,262	1,762,905,212
Liabilities and Shareholders' Equity
Trade accounts payable	2,094,958	13,200,118	29,222,634
Accrued expenses and other payables	13,798,933	86,945,695	199,446,777
Income taxes payable	5,471,564	34,475,778	19,707,874
Short-term borrowings	80,734,498	508,700,000	498,000,000
Total current liabilities	102,099,953	643,321,591	746,377,285
Total liabilities	102,099,953	643,321,591	746,377,285
Commitments and Contingencies
Shareholders' equity
Ordinary share-par value of RMB0.0068259; 25,725,000 shares authorized, issued and outstanding	25,725	175,596	175,596
Additional paid-in capital	74,296,083	468,132,187	468,132,187
Retained earnings-appropriated	15,805,179	99,586,852	67,794,324
Retained earnings-unappropriated	120,936,811	762,010,754	480,808,808
Accumulated other comprehensive income (loss)	(73,040)	(473,718)	(382,988)
Total shareholders' equity	210,990,758	1,329,431,671	1,016,527,927
Total liabilities and shareholders' equity	$ 313,090,711	1,972,753,262	1,762,905,212

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Trade accounts receivable, allowance for doubtful accounts
Ordinary share, par value		0.0068259	0.0068259
Ordinary share, shares authorized	25,725,000	25,725,000	25,725,000
Ordinary share, shares issued	25,725,000	25,725,000	25,725,000
Ordinary share, shares outstanding	25,725,000	25,725,000	25,725,000

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues	$ 426,165,057	2,685,223,409	1,713,924,878	1,060,493,812
Cost of goods sold	345,198,359	2,175,060,342	1,308,303,166	811,865,247
Gross profit	80,966,698	510,163,067	405,621,712	248,628,565
Operating expenses:
Selling	838,152	5,281,112	2,981,049	2,370,530
General and administrative	8,535,280	53,779,944	42,734,994	20,177,351
Total operating expenses	9,373,432	59,061,056	45,716,043	22,547,881
Operating income	71,593,266	451,102,011	359,905,669	226,080,684
Other (income) expenses:
Interest income	(185,558)	(1,169,183)	(646,231)	(362,507)
Interest expense	5,414,204	34,114,359	12,608,465	9,961,785
Others, net	(5,129)	(32,319)	254,366	(6,191,254)
Total other expense, net	5,223,517	32,912,857	12,216,600	3,408,024
Income before income taxes	66,369,749	418,189,154	347,689,069	222,672,660
Income tax expense	16,695,183	105,194,680	88,264,738	56,262,029
Net income	49,674,566	312,994,474	259,424,331	166,410,631
Other Comprehensive Income:
Foreign currency translation adjustment	(14,400)	(90,730)	(154,780)	(239,818)
Total Comprehensive Income	49,660,166	312,903,744	259,269,551	166,170,813
Participation in undistributed earnings by preference shareholders			(27,744,622)	(42,868,951)
Net income attributable to ordinary shareholders	$ 49,674,566	312,994,474	231,679,709	123,541,680
Earnings per share:
Basic and Diluted	$ 1.93	12.17	11.07	8.32
Weighted average ordinary shares outstanding:
Basic and diluted	25,725,000	25,725,000	20,927,117	14,847,811

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Ordinary Share CNY	Preference shares CNY	Class A Convertible Preference Share CNY	Class B Convertible Preference Share CNY	Class B Convertible Preference Share Preference shares CNY	Class C Convertible Preference Share CNY	Class C Convertible Preference Share Preference shares CNY	Ordinary Share USD ($)	Ordinary Share CNY	Ordinary Share CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Additional Paid-in Capital Ordinary Share CNY	Additional Paid-in Capital Preference shares CNY	Subscription Receivables CNY	Subscription Receivables Ordinary Share CNY	Subscription Receivables Preference shares CNY	Appropriated Retained Earnings USD ($)	Appropriated Retained Earnings CNY	Unappropriated Retained Earnings USD ($)	Unappropriated Retained Earnings CNY	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) CNY
Beginning Balance at Jan. 01, 2009		295,979,780			25						101,350			173,200,000			(101,375)				27,991,612		94,776,558		11,610
Beginning Balance (in shares) at Jan. 01, 2009					3,711.952						14,847,811
Capital contribution			7,037	1,759											(94,313)	1,734		101,350	25
Issuance of shares (in shares)							1,065.33		374.907
Issuance of shares				54,050,000			7		3							54,049,990
Net income		166,410,631																					166,410,631
Transfer to statutory reserves																					13,323,291		(13,323,291)
Foreign currency translation adjustment		(239,818)																							(239,818)
Ending Balance at Dec. 31, 2009		516,209,389			25	7		3			101,350			227,157,411							41,314,903		247,863,898		(228,208)
Beginning Balance (in shares) at Dec. 31, 2009					3,711.952	1,065.33		374.907			14,847,811
Issuance of shares (in shares)												5,725,000
Issuance of shares			241,048,987									39,078			241,009,909
Transfer of preference shares (in shares)					(3,711.952)	(1,065.33)		(374.907)			5,152,189
Transfer of preference shares					(25)	(7)		(3)			35,168			(35,133)
Net income		259,424,331																					259,424,331
Transfer to statutory reserves																					26,479,421		(26,479,421)
Foreign currency translation adjustment		(154,780)																							(154,780)
Ending Balance at Dec. 31, 2010		1,016,527,927									175,596			468,132,187							67,794,324		480,808,808		(382,988)
Ending Balance (in shares) at Dec. 31, 2010											25,725,000
Net income	49,674,566	312,994,474																					312,994,474
Transfer to statutory reserves																					31,792,528		(31,792,528)
Foreign currency translation adjustment	(14,400)	(90,730)																							(90,730)
Ending Balance at Dec. 31, 2011	$ 210,990,758	1,329,431,671								$ 25,725	175,596		$ 74,296,083	468,132,187						$ 15,805,179	99,586,852	$ 120,936,811	762,010,754	$ (73,040)	(473,718)
Ending Balance (in shares) at Dec. 31, 2011										25,725,000

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net income	$ 49,674,566	312,994,474	259,424,331	166,410,631
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	13,301,010	83,808,331	46,108,118	23,849,605
Amortization expense	789,853	4,976,783	4,599,015	4,497,143
Loss (gain) from disposal of production equipment				(3,991,554)
Deferred income taxes				1,640,997
Changes in operating assets and liabilities:
Trade accounts receivable	(27,225,134)	(171,542,845)	(57,082,888)	(32,663,705)
Inventories	1,704,037	10,736,967	(47,857,728)	(13,815,364)
Prepaid expenses and other current assets	(12,545,946)	(79,050,747)	(71,194,527)	(9,123,426)
Trade accounts payable	(2,542,893)	(16,022,516)	(12,528,255)	13,840,970
Accrued expenses and other payables	2,328,638	14,672,516	83,175,504	17,885,628
Income tax payable	2,343,777	14,767,904	(10,308,927)	23,816,458
Amounts due to related party				(1,407,960)
Net cash provided by operating activities	27,827,908	175,340,867	194,334,643	190,939,423
Cash flows from investing activities:
Purchases of property, plant and equipment	(48,101,691)	(303,083,944)	(537,568,350)	(175,502,478)
Asset acquisition				(45,815,984)
Purchases of land use rights			(32,386,000)
Proceeds from sale of equipment and land use right				7,966,257
Net cash used in investing activities	(48,101,691)	(303,083,944)	(569,954,350)	(213,352,205)
Cash flows from financing activities:
Capital contribution			256,100,772
Receipt from subscription receivable				8,796
Proceeds from issuances of convertible preference shares				54,050,000
Short-term borrowings (payments), net	1,698,170	10,700,000	354,800,000	53,500,000
Net cash provided by financing activities	1,698,170	10,700,000	610,900,772	107,558,796
Effect of foreign currency exchange translation	(10,440)	(65,787)	(81,518)	(239,818)
Net increase (decrease) in cash	(18,586,053)	(117,108,864)	235,199,547	84,906,196
Cash-beginning of year	54,116,811	340,984,614	105,785,067	20,878,871
Cash-end of year	35,530,758	223,875,750	340,984,614	105,785,067
Supplemental disclosure of cash flow information:
Income taxes	14,351,406	90,426,776	98,573,665	56,262,029
Interest	5,414,204	34,114,359	12,608,465	9,961,785
Non-cash investing activities:
Accrued fixed asset purchases	5,973,728	37,639,864	81,865,371	7,697,900
Disposal of production equipment				(3,991,554)

Description of business	12 Months Ended
Dec. 31, 2011
Description of business

1.    Description of business

The accompanying consolidated financial statements include the financial statements of China New Borun Corporation ("New Borun"), Golden Direction Limited ("Golden Direction"), China High Enterprises Limited ("China High"), Weifang Great Chemical, Inc. ("WGC"), Shandong Borun Industrial Co., Ltd. ("Shandong Borun") and Daqing Borun Biotechnology Co., Ltd ("Daqing Borun").  New Borun, Golden Direction, China High, WGC, Shangdong Borun and Daqing Borun are collectively referred to as the "Company."

New Borun, the holding company, was incorporated in Cayman Islands on December 21, 2009.

Golden Direction was incorporated in the British Virgin Islands on March 28, 2008. Effective as of March 31, 2010, New Borun consummated a share exchange agreement with Golden Direction whereby New Borun acquired 100% of the voting capital stock of Golden Direction. As of the date of that agreement, (1) Golden Direction became a wholly owned subsidiary of New Borun and (2) Golden Direction held approximately 74.24% of the voting capital stock of China High Enterprises Limited, or China High, our Hong Kong holding company. Effective as of March 31, 2010, New Borun and Golden Direction consummated a share exchange agreement whereby New Borun through Golden Direction acquired the remaining 25.76% equity interest of China High.

China High was incorporated in Hong Kong's Special Administrative Region on July 15, 2008.

WGC was established as a limited liability company on March 21, 2001 in China's Shandong Province under the laws of the People's Republic of China ("PRC"). For restructuring and reorganization purposes, pursuant to an equity interest acquisition agreement, China High acquired all of the equity interests of WGC on September 30, 2008.

In December 2008, China High through WGC acquired a 100% equity interest in Shandong Borun, the operating company. Shandong Borun was the predecessor of the Company and operated all of the business of the Company prior to a restructuring in 2008 (the "Restructuring"). Shandong Borun was set up in the city of Shouguang in China's Shandong Province by Mr. Jinmiao Wang ("Mr. Wang") and his family members (collectively the "Wang Family") on December 1, 2000. The establishment of China High and the acquisition of Shandong Borun through WGC has been accounted for as a recapitalization or reorganization of Shandong Borun since the stockholders consisted of the same majority shareholders (no change in control) and there was no change in management immediately following the completion of the transaction in accordance with the provisions of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification (“ASC”) 805-50-15-6, "Business Combinations."

On July 9, 2008, Shandong Borun acquired all of the equity interests in Daqing Borun, a company formerly called Daqing Anxin Tongwei Alcohol Manufacturing Co., Ltd. (Anxin Tongwei), a limited liability company established under the laws of the PRC on September 20, 2004 in Daqing city, Heilongjiang Province, China. The total purchase price of RMB139,000,000 was allocated based on the estimated fair values of the assets acquired and liabilities assumed at the date of purchase in accordance with ASC 805, Business Combinations. Anxin Tongwei began production of edible alcohol in 2005; however, due to operation and financing problems, Anxin Togwei ceased production and applied for bankruptcy on July 26, 2007. On July 1, 2008, the Court made the verdict to approve that certain Acquisition Agreement between Shandong Borun and Anxin Tongwei on June 26, 2008, and on July 9, 2008 the parties completed the acquisition pursuant to which Anxin Tongwei became a wholly owned subsidiary of Shandong Borun. As of the acquisition date, Anxin Tongwei had been idle for more than one year, with no management personnel or production, employees or revenue. Accordingly, under Emerging Issues Task Force ("EITF") 98-3, since the acquired set of assets exclude several key items (employees, processes and customers), the Company concluded that the acquired set of assets does not constitute a business and, as a result, accounted for the transaction as an asset acquisition. Subsequent to the acquisition, we spent more than a year and approximately RMB110million ($17.5 million) in facility improvements, including improvements to machinery and equipment, in order to replace the previous owner's "dry" method manufacturing process with our in-house developed Borun Wet Process and we also changed the name of Anxin Tongwei to Daqing Borun Biotechnology Co., Ltd..

The establishment of New Borun on December 21, 2009 and acquisition through share exchange between New Borun, Golden Direction and China High effective as of March 31, 2010 has been accounted for as a recapitalization or reorganization since the stockholders consisted of the same majority shareholders (no change in control) and there was no change in management immediately following the completion of the transaction in accordance with the provision of FASB ASC 805-50-15-6, "Business Combinations."  Accordingly, the transaction is treated as a recapitalization or reorganization of China High and the assets and liabilities and the historical operations that are reflected in the financial statements are those of China High and its subsidiaries and are recorded at the historical cost basis. New Borun, Golden Direction and China High are holding companies. Financial statements and financial information presented for prior years have been retrospectively adjusted to furnish comparative information for periods during which Golden Direction, China High, WGC and Shandong Borun were under common control.

The Company develops and operates its business through Shandong Borun and Daqing Borun. The Company is principally engaged in manufacture and distribution of edible alcohol and its by-products, including Distillers Dried Grains with Solubles high-protein feed ("DDGS Feed"), corn germ, liquid carbon dioxide and crude corn oil in the PRC.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies

2.    Summary of significant accounting policies

Principles of Consolidation and Presentation

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). The consolidated financial statements include the financial statements of the New Borun, Golden Direction, China High, WGC, Shangdong Borun and Daqing Borun. All significant inter-company transactions and balances have been eliminated upon consolidation.

Segment Reporting

The Company operates and manages its business as a single segment. As the Company primarily generates its revenues from customers in the PRC, no geographical segments are presented.

Foreign Currency Translation

The Company's financial statements are presented in Chinese Renminbi ("RMB"), which is the Company's reporting currency. The functional currency of the Company's subsidiary in Hong Kong is the U.S. dollar while the functional currency of the Company's subsidiaries in the PRC is RMB.

In accordance with ASC 830, the Company translates the assets and liabilities into RMB using the rate of exchange prevailing at the applicable balance sheet date and the statements of income and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from U.S.dollar into RMB are recorded in shareholders' equity as part of accumulated other comprehensive income.

Convenience Translation into United States Dollar Amounts (Unaudited)

The Company reports its financial statements using the RMB. The Dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the reader, and have been converted at the rate of RMB6.3009 to one Dollar ($), which is published by the People's Bank of China on December 31, 2011. Such translations should not be construed as representations that the RMB amounts represent, have been, or could be, converted into, $ at that or any other rate.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition, when persuasive evidence of an arrangement exists, the price is fixed or determinable, collection is reasonably assured and delivery of products has occurred or services have been rendered. Delivery occurs upon receipt of products by the customers at the customers' warehouse or designated destination, or at the time products are picked up by the customers at the Company's warehouse.

Revenues presented on the consolidated statements of operations and comprehensive income are net of sales taxes.

Cost of Goods Sold

The Company's cost of goods sold includes product costs, shipping and handling costs, and costs related to inventory adjustments from time to time. Product costs include raw materials, production overhead costs, amortization of production license, and depreciation of property, plant and equipment used directly or indirectly for production.

Research and Development Costs

Research and development costs are expensed as incurred. The Company did not incur any material research and development costs for the years ended December 31, 2009, 2010 and 2011.

Advertising Expenses

Costs associated with advertising are expensed as incurred. The Company did not incur any advertising expenses for the years ended December 31, 2009, 2010 and 2011.

Shipping and Handling Costs

The Company records all charges for outbound shipping and handling as revenue. All corresponding shipping and handling costs are classified as cost of goods sold.

Comprehensive Income (Loss)

The Company presents comprehensive income (loss) in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements. The components of comprehensive income were the net income for the years and the foreign currency translation adjustments.

Inventories

Inventories are stated at the lower of cost or market determined using the weighted average method which approximates cost and estimated net realizable value. Cost of work in progress and finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity.

Property, Plant, and Equipment

Property, plant and equipment are recorded at cost. Significant additions or improvements extending useful lives of assets are capitalized. Depreciation is calculated using the straight-line method (after taking into account their respective estimated residual value) over the estimated useful lives as follows.

Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Maintenance and repairs are charged directly to expense as incurred, whereas improvements and renewals are generally capitalized in their respective property accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized and reflected in the consolidated statements of income.

Land Use Rights

According to the laws of the PRC, land is owned by the state or rural collective economic organizations in the PRC. Companies or individuals are authorized to possess and use the land only through the land use rights granted by the government. The land use rights represent cost of the rights to use the land in respect of properties located in the PRC. Land use rights are carried at cost and amortized on a straight-line basis over the period of rights of 50 years.

Intangible Assets

Intangible assets include production license for use in the production and distribution of edible alcohol and is accounted for under ASC 350-30, General Intangibles Other Than Goodwill. The current production license for use in the production and distribution of edible alcohol renewed in October 2011with an additional five years. The production license renewal is normally subject to inspection and renewed every five years with a small renewal application fee cost. Based on the Company's historical experience in producing and distributing edible alcohol, the Company does not expect to incur significant cost to renew its production license nor does it expect any material modifications to the existing terms of the production license, or any difficulties in renewing the license. The remaining useful life of the production license is estimated as 5.7 years to the expiration date of next renewed license. Amortization expense is calculated on a straight-line basis over the useful life of the production license which include additional five-year expected renewal period.

Impairment of Long-Lived Assets

The Company, in accordance with ASC 360, Property, Plant and Equipment, reviews for impairment of long-lived assets and certain identifiable intangibles whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability is determined by comparing projected undiscounted cash flows associated with such assets to the related carrying value

An impairment loss would be recognized when estimated discounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The Company performed impairment of long-lived assets test and no impairment losses were deemed required and as a result, the Company did not record any impairment losses for the years ended December 31, 2009, 2010 and 2011.

Retirement and Other Postretirement Benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Company accounts for the mandated defined contribution plan under the vested benefit obligations approach based on the guidance of ASC 715, Compensation—Retirement Benefits.

The total amounts for such employee benefits which were expensed were RMB2,016,583, RMB6,242,539 and RMB10,533,795 ($1,671,792) for the years ended December 31, 2009, 2010 and 2011, respectively.

Appropriated Retained Earnings

The income of the Company's PRC subsidiaries is distributable to their shareholder after transfer to reserves as required by relevant PRC laws and regulations and the subsidiary's Articles of Association. As stipulated by the relevant laws and regulations in the PRC, these PRC subsidiaries are required to maintain reserves which are non-distributable to shareholders. Appropriations to the reserves are approved by the respective boards of directors.

Reserves include statutory surplus reserves and discretionary reserves. Statutory surplus reserves can be used to offset the accumulated losses, if any, and may be converted into capital in proportion to the existing equity interests of shareholders, provided that the balance after such conversion is not less than 25% of the registered capital. The appropriation to the statutory surplus reserves must not be less than 10% of net profit after taxation. Such appropriation may cease to apply if the balance of the fund is equal to 50% of the entity's registered capital. The annual appropriations of reserves of WGC, Shandong Borun and Daqing Borun are 10%, 10% and 10%, respectively, of the net profit after taxation. For the years ended December 31, 2009, 2010 and 2011, the Company made transfers to this reserve fund in the amounts of RMB13,323,291, RMB26,479,421 and RMB31,792,528($5,045,712) , respectively.

Dividends

The Company provides discretionary dividend payments based on the Company's Board of Director's approval. The Board of Director's of the Company had not approved any dividend payment as of December 31,2009, 2010 and 2011 .

Income Taxes

The Company follows ASC 740, Income Taxes, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company follows ASC 740-10-25, which provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax position. The Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company did not recognize any additional liabilities for uncertain tax positions as a result of the implementation of ASC 740-10-25.

Earning per share

Earnings per share is calculated in accordance with ASC 260, "Earnings Per Share." Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. The Two-Class Method prescribed under EITF 03-6, "Participating Securities and the Two-Class Method under FASB Statement No. 128," is used to calculate earnings per share data for preference shares that are participating securities. The preference shareholders participate in undistributed earnings with ordinary shareholders. The preference shareholder is entitled to receive dividends, when declared, on a basis equivalent to holders of ordinary shares. The holder is also entitled to undistributed earnings proportionate to its ownership interest. Undistributed earnings for a period are allocated to the preference shareholder based on its contractual participation rights to share in those current earnings as if all of the earnings for the period had been distributed.

Diluted income per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Diluted earnings per ordinary share also reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. There are no other dilutive securities besides the preference shares for any of the years presented. Earnings per share is calculated on an as-if converted basis with the same results as earnings per share calculated using the Two-Class Method for all periods presented.

	Year Ended December 31,
	2009	2010	2011	2011
	(RMB)	(RMB)	(RMB)	(Unaudited) ($)
Net income	166,410,631	259,424,331	312,994,474	49,674,566

Undistributed earnings available to ordinary and preference shareholders	166,410,631	259,424,331	312,994,474	49,674,566
Participation in undistributed earnings by preference shareholder	(42,868,951)	(27,744,622)	—	—

Undistributed earnings available to ordinary shareholder	123,541,680	231,679,709	312,994,474	49,674,566

Numerator:
Numerator for basic and diluted earnings per share	123,541,680	231,679,709	312,994,474	$49,674,566

Denominator:
Weighted average number ordinary shares outstanding—basic and diluted	14,847,811	20,927,117	25,725,000	25,725,000

Earnings per share:
Basic and diluted	8.32	11.07	12.17	$1.93

Upon the Company completed its initial public offering (the "IPO") on June 11, 2010, the Company has no preference shares since all of the Class A, B and C convertible preference shares were automatically converted into 5,152,189 ordinary shares.

Concentrations of Credit Risk and Risk Factors

Trade Accounts Receivable—Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers dispersed across diverse markets and generally short payment terms. Credit is extended based on an evaluation of the customer's financial condition and collateral generally is not required. The Company evaluates the collectability of accounts receivable based on a combination of factors. In cases where the Company is aware of circumstances that may impair a specific customer's ability to meet its financial obligations subsequent to the original sale, the Company will record a specific allowance against amounts due, and thereby reduce the net recognized receivable to the amount the Company reasonably believes will be collected.

Revenues—Substantially all of the Company's revenues are derived from sales of edible alcohol and its by-products, including DDGS Feed, corn germ, liquid carbon dioxide and crude corn oil in PRC. Any significant decline in market acceptance of the Company's products or in the financial condition of our existing customers could impair our ability to operate effectively.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is a new guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. It is applicable to the Company’s fiscal year beginning January 1, 2012. Currently, the Company evaluated the effect of ASU 2011-05 on its financial statements and has concluded that it would have no material impact on the Company's consolidated financial statements.

ASU 2011-05 was modified by the issuance of ASU 2011-12 - Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05in December 2011, which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company believes that its adoption of ASU 2011-12 will not have any material impact on its consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820)”, which provided clarifications for Topic 820 and also included instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurement has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP, and is effective during interim and annual periods beginning after December 15, 2011 for public entities. Early application by public entities is not permitted, and the adoption of ASU 2011-04 is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

In December 2011, the FASB issued ASU 2011-11 - Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. Its adoption of ASU 2011-11 is not expected to have material impact on its consolidated financial statements.

Fair value measurements	12 Months Ended
Dec. 31, 2011
Fair value measurements

3.     Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

•	Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company holds. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2—Valuation based on quoted prices in markets that are not active for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company adopted ASC 820, Fair Value Measurements and Disclosures, on January 1, 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Company has not adopted ASC 820 for nonfinancial assets and nonfinancial liabilities, as these items are not recognized at fair value on a recurring basis. The adoption of ASC 820 for all financial assets and liabilities did not have any impact on the Company's consolidated financial statements and the Company does not expect to have any impact on the Company's consolidated financial statements if ASC 820 for nonfinancial assets and liabilities is adopted.

Financial instruments include cash, accounts receivable, prepayments and other receivables, short-term borrowings from banks, accounts payable , accrued expenses and other payables. The carrying amounts of cash, accounts receivable, prepayments and other receivables, short-term loans, accounts payable ,accrued expenses and other payables approximate their fair value due to the short-term maturities of these instruments.

Trade accounts receivable, net	12 Months Ended
Dec. 31, 2011
Trade accounts receivable, net

4.     Trade accounts receivable, net

Trade accounts receivable at end of years presented consisted of the following:

	2010	2011	2011
	(RMB)	(RMB)	(Unaudited) ($)
Trade accounts receivable	128,480,503	300,023,348	$47,615,951
Less: Allowance for doubtful accounts	—	—	—
Trade accounts receivable, net	128,480,503	300,023,348	$47,615,951

As of December 31,2011, trade accounts receivables of RMB29,196,300 ($4,633,671 ) were pledged as collateral for bank loans.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories

5.     Inventories

Inventories consisted of the following:

	2010	2011	2011
	(RMB)	(RMB)	(Unaudited) ($)
Raw materials	77,051,711	64,898,313	$10,299,848
Work-in-process	3,322,509	815,487	129,424
Finished goods	16,568,567	20,492,020	3,252,237
Total inventories	96,942,787	86,205,820	$13,681,509

The Company did not have any inventory reserve as of December 31, 2010 and 2011.As of December 31,2011, certain raw materials with an aggregate carrying value of RMB35,389,200($5,616,531) were pledged as collateral for bank loans.

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net

6.     Property, plant and equipment, net

Property, plant and equipment consisted of the following:

	2010	2011	2011
	(RMB)	(RMB)	(Unaudited) ($)
Buildings and improvements	166,593,566	365,052,501	$57,936,565
Machinery	408,208,210	812,517,546	128,952,617
Office equipment and furnishing	1,420,720	1,406,173	223,170
Motor vehicles	4,151,519	4,650,975	738,144
Construction in progress	551,444,472	124,076,695	19,691,901
Total	1,131,818,487	1,307,703,890	207,542,397
Accumulated depreciation	(96,514,252)	(180,322,583)	(28,618,544)
Property, plant, and equipment, net	1,035,304,235	1,127,381,307	$178,923,853

Certain buildings with an aggregate carrying value of RMB8,454,748 ($1,341,832) and certain equipment with an aggregate carrying value of RMB46,339,787($7,354,471) were pledged as collateral for bank loans as of December 31, 2011.

The depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were RMB23,849,605 , RMB46,108,118 and RMB 83,808,331($13,301,010), respectively.

Land use rights, net	12 Months Ended
Dec. 31, 2011
Land use rights, net

7.     Land use rights, net

Land use rights consisted of the following:

	2010	2011	2011
	(RMB)	(RMB)	(Unaudited) ($)
Land use right	60,630,886	60,630,886	$9,622,576
Accumulated amortization	(1,896,919)	(3,047,459)	(483,655)
Land use rights, net	58,733,967	57,583,427	$9,138,921

As of December 31, 2011, certain land use rights with an aggregate carrying value of RMB14,570,866($2,312,506) were pledged as collateral for short-term bank loans.

The amortization expenses for the years ended December 31, 2009, 2010 and 2011 were RMB670,900, RMB772,772 and RMB1,150,540 ($182,599), respectively.

Future amortization of land use rights is as follows:

Years Ending December 31,	(RMB) Amount
2012	1,210,695
2013	1,210,695
2014	1,210,695
2015	1,210,695
2016	1,210,695
Thereafter	51,529,952
Total	57,583,427

Intangible assets, net	12 Months Ended
Dec. 31, 2011
Intangible assets, net

8.     Intangible assets, net

Intangible assets consisted of the following:

	2010	2011	2011
	(RMB)	(RMB)	(Unaudited) ($)
Production license	28,779,986	28,779,986	$4,567,599
Accumulated amortization	(7,652,486)	(11,478,729)	(1,821,760)
Intangible assets, net	21,127,500	17,301,257	$2,745,839

The amortization expenses for the years ended December 31, 2009, 2010 and 2011 were RMB3,826,243, RMB3,826,243 and RMB3,826,243 ($607,254), respectively.

Future amortization of intangible assets is as follows:

Years Ending December 31,	(RMB) Amount
2012	3,826,243
2013	3,826,243
2014	3,826,243
2015	3,826,243
2016	1,996,285
Total	17,301,257

Short-term borrowings	12 Months Ended
Dec. 31, 2011
Short-term borrowings

9.  Short-term borrowings

Short-term borrowings consisted of the following:

	2010		2011
	Rate	Bal.	Rate	Bal.	Bal.
		(RMB)		(RMB)	($)
Shandong Borun
From Financial institutions

Industrial & Commercial Bank of China	5.31-6.672%	103,500,000	6.10%	28,000,000	4,443,810
Agricultural Bank of China	5.31-6.90%	139,500,000	5.81-6.90%	163,200,000	25,901,061

Sub-total		243,000,000	-	191,200,000	30,344,871

Daqing Borun:
From Financial institutions

Longjiang Commercial Bank	6.63-7.23%	95,000,000	8.53-9.18%	95,000,000	15,077,211

China Construction Bank	5.56%	30,000,000	6.06%	70,000,000	11,109,524
Agricultural Development Bank of China	5.31-5.56%	130,000,000	6.31-6.56%	132,500,000	21,028,742
Industrial &Commercial Bank of China	-	-	6.94%	20,000,000	3,174,150

Sub-total		255,000,000		317,500,000	50,389,627

Total		498,000,000		508,700,000	80,734,498

As of December 31, 2011, a short-term bank loan of RMB10,000,000 ($1,587,075) from Agricultural Development Bank of China were secured by the Company's equipment with total carrying value of RMB46,339,787 ($7,354,471). A short-term bank loan of RMB70,000,000($11,109,524) from Agricultural Development Bank of China and a short-term loan of RMB30,000,000($4,761,225) from Longjiang Commercial Bank were secured by third-party guarantors, pursuant to these loan agreements, the Company granted security interest in its buildings and land-use rights to the third-party guarantors with total carrying values of RMB8,454,748 ($1,341,832) and RMB14,570,866 ($2,312,506) , respectively. The remaining short term loans from Agricultural Development Bank of China amounting to RMB52,500,000($8,332,143) were credit loan and all the short- term loans of RMB132,500,000($21,028,742) from Agricultural Development Bank of China were secured by the Chief Executive Officer, Mr. Jinmiao Wang simultaneously. A short- term bank loan of RMB28,000,000($4,443,810) from Industrial & Commercial Bank of China were secured by the Company's accounts receivables amount to RMB29,196,300 ($4,633,671 ). A short -term bank loan of RMB20,000,000($3,174,150) from Industrial & Commercial Bank of China were secured by the raw materials amount to RMB35,389,200($5,616,531). A short-term bank loan of RMB65,000,000($10,315,987) from Longjiang Bank and a short-term loan of RMB70,000,000($11,109,524 ) from China Construction Bank were secured by the Company’s subsidiary Shandong Borun Industry Co.,Ltd. The remaining short-term bank borrowings of RMB163,200,000($25,901,062) were secured by third party guarantees.

Except of interest rate for short-term bank loan of RMB70,000,000 ($11,109,524 ) from China Construction Bank is fixed, interest rates for all other short-term bank loans are subject to be adjusted periodically in accordance with interest rate published by the People’s Bank of China

All of the above short-term loans are fixed term loans with a period of 12 months or less. Interest is payable on a monthly or quarterly basis. All short-term loans mature at various dates within one year. These facilities contain no specific renewal terms or any requirement for the maintenance of financial covenants. The Company has traditionally and successfully negotiated the renewal of certain facilities shortly before they mature.

Accrued expenses and other payables	12 Months Ended
Dec. 31, 2011
Accrued expenses and other payables

10.  Accrued expenses and other payables

Accrued expenses consisted of the following:

	2010	2011	2011
	(RMB)	(RMB)	(Unaudited) ($)
Payroll and welfare payable	8,093,318	13,256,796	$2,103,953
VAT and other tax payables	27,531,976	29,906,387	4,746,368
Other payables and accruals	4,282,981	6,142,648	974,884
Purchase fixed assets payables	159,538,502	37,639,864	5,973,728
Total	199,446,777	86,945,695	$13,798,933

Shareholders' equity	12 Months Ended
Dec. 31, 2011
Shareholders' equity

11.  Shareholders' equity

For the purpose of reorganization ("Reorganization"), the Company consummated a series share exchange agreements in the first quarter of 2010. Effective as of March 15, 2010, New Borun consummated a share exchange agreement with Golden Direction Limited whereby New Borun acquired 100% of the voting capital stock of Golden Direction in exchange for the issuance by New Borun to King River Holding Limited ("King River"), a British Virgin Islands company which is 100% controlled and owned by Mrs. Shan Junqin, a member of the Wang Family, of 14,847,810 additional ordinary shares. As of the date of that agreement Golden Direction (1) became a wholly owned subsidiary of New Borun and (2) holds approximately 74.24% of the voting capital stock of China High.

Effective as of February 28, 2010, New Borun and Golden Direction consummated a share exchange agreement whereby Golden Direction acquired the remaining 25.76% (approximate) of China High. All the exiting preference shareholders of China High exchanged all their respective shares of China High for shares of the Company. The rights of the preference shares issued by the Company are the same as those originally issued by China High. Pursuant to the exchange, New Borun issued (i) 3,711.952 of its Class A convertible preference shares, which are automatically convertible into 3,711,952 of its ordinary shares upon the closing of the IPO, to one of China High's private equity investors, Star Elite Enterprises Limited, or Star Elite, a British Virgin Islands company, (ii) 1,065.330 shares of its Class B convertible preference shares, which are automatically convertible into 1,065,330 ordinary shares upon the closing of IPO, to one of China High's private equity investors, Earnstar Holding Limited, or Earnstar, a British Virgin Islands company and (iii) 374.907 shares of its Class C convertible preference shares, which are automatically convertible into 374,907 ordinary shares upon the closing of IPO, to one of China High's private equity investors, TDR Advisors Inc., or TDR, a British Virgin Islands company. Upon the consummation of this exchange, Golden Direction continues to be a wholly-owned subsidiary of New Borun and China High became a wholly owned subsidiary of Golden Direction.

All share and per share data before December 31, 2009, the effective date of the Company's reorganization, are presented to give retroactive effect to the reorganization described above.

On June 11, 2010, the Company completed its IPO and issued 5,725,000 American Depositary Shares ("ADSs"), representing 5,725,000 ordinary shares. Meanwhile, the Class A, B and C convertible preference shares were automatically converted into 5,152,189 ordinary shares. As of December 31, 2011, the total ordinary shares of the Company were 25,725,000.

Convertible preference share.  On or about October 10, 2008, China High issued 2,000 Class A convertible preference share ("SEE Preference A Share") to Star Elite with a par value of RMB0.88 in exchange for RMB1,759 preference share subscription receivable and RMB70,000,000 cash. The terms of the SEE Preference A Share are as follows:

Voting, Liquidity and Ownership Rights—The holder is entitled to the number of votes and ownership shares equal to the number of ordinary share. The preference shareholder is entitled to vote on all matters submitted to a vote of shareholders. The holder has the same liquidity rights as the common shareholder.

Conversion Rights—The holder is entitled to convert SEE Preference A Share to ordinary share anytime.

Dividends—The holder is entitled to receive dividends, when declared, on an as-converted basis. The holder is also entitled to undistributed earnings proportionate to its ownership interest.

Additional Shares Rights—The holder is entitled to receive additional ordinary shares from other ordinary shareholders if China High does not meet the minimum net income requirement based on an agreed upon formula in the Class A convertible preference share agreement. Such shares are not to be issued by the Company but a transfer of ordinary share from current ordinary share shareholders to the holder of Class A convertible preference share which is a transaction outside the Company level.

On or about June 12, 2009, China High authorized and issued 563 Class B convertible preference share ("Earnstar Preference Share") to Earnstar with par value RMB0.88 in exchange for RMB40,000,000 cash. On September 22, 2009, China High authorized and issued an additional 202 Class C convertible preference share ("TDR Preference Share") to TDR in exchange for RMB14,050,000 cash. An additional 11 Earnstar Preference Shares was authorized and issued to Earnstar in no consideration as result of anti-dilution. The Class B convertible preference share and Class C convertible preference share have the same terms as Class A convertible preference share with exception to minimum net income requirement whereas such requirement threshold is different.

The Company recognized a beneficial conversion feature discount on the Class A convertible preference share at its intrinsic value, which was the fair value of the ordinary share at the commitment date for the Class A convertible preference share investment, less the effective conversion price but limited to the RMB70,000,000 of proceeds received from the sale in accordance with ASC 470-20, Debt with Conversion and Other Options. The Company recognized RMB42,000,000 beneficial conversion feature as an increase in additional paid-in capital in the accompanying consolidated balance sheets on the date of issuance of the Class A convertible preference share since these shares were convertible to ordinary share at the issuance date. The fair value of the Company's Class A convertible preference share, Class B convertible preference share and Class C convertible preference share was valued by an independent valuation firm. Based on the fair value valuation performed, the fair value of Class A convertible preference share was approximately RMB56,000 per share and was issued at RMB35,000 per share at the date of issuance. The approximated fair value for Class B convertible preference share and Class C convertible preference share was approximately RMB71,000 and RMB69,000, respectively.

In accordance with ASC 470-20, Debt with Conversion and Other Options, the Company amortized the convertible preference share discount of RMB42,000,000 which was recorded as a reduction of net income attributable to common shareholder resulting from recognition of the embedded beneficial conversion feature of the SEE Preference Shares on the date of issuance because Class A convertible preference share were not mandatorily redeemable and are immediately convertible into ordinary share.

Upon the Company completed its initial public offering (the "IPO") on June 11, 2010, the Company has no preference shares since all of the Class A, B and C convertible preference shares were automatically converted into 5,152,189 ordinary shares.

Restricted net assets	12 Months Ended
Dec. 31, 2011
Restricted net assets

12.  Restricted net assets

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company's subsidiaries.

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise's PRC statutory accounts. A wholly owned foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. WGC was established as a wholly-owned foreign invested enterprise and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts. A domestic enterprise is also required to provide for discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise's PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Shandong Borun and Daqing Borun were established as domestic invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company's PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

Amounts restricted include paid-in capital and statutory reserve funds of the Company's PRC subsidiaries as determined pursuant to the PRC accounting standards and regulations, totaling approximately RMB145,618,626 and RMB177,411,154($28,156,478) as of December 31, 2010 and 2011 respectively.

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes

13.  Income taxes

New Borun incorporated in Cayman Islands and Golden Direction incorporated in the British Virgin Islands are at statutory tax rate of nil, China High was incorporated in Hong Kong's Special Administrative Region is at statutory tax rate of 16.5%.Shandong Borun and Daqing Borun are PRC operating companies and are subject to PRC Enterprise Income Tax.  Pursuant to the PRC Enterprise Income Tax Law, Enterprise Income Tax is generally imposed at a statutory rate of 25%.

The following table represents the Company's effective tax rate reconciliation for the periods presented:

	Year Ended December 31,
	2009	2010	2011
Statutory tax rate	25%	25%	25%
Expenses not deductible	0.27%	0.39%	0.15%
Income not subject to tax	—	—	—
Effective tax rate	25.27%	25.39%	25.15%

The provision for income taxes consists of taxes on income from operations plus changes in deferred taxes for the periods presented:

	Year Ended December 31,
	2009	2010	2011	2011
	(RMB)	(RMB)	(RMB)	(Unaudited) ($)
Current tax expenses	54,621,032	88,264,738	105,194,680	$16,695,183
Deferred tax benefits	1,640,997	—	—	—

Income tax expense	56,262,029	88,264,738	105,194,680	$16,695,183

Pursuant to PRC Enterprise Income Tax Law (“EIT”), the PRC subsidiaries of China New Borun is obligated to withhold income tax on dividends paid-out to the U.S. entity, a foreign entity, and non-resident, for earnings retained after January 1, 2008. As the PRC subsidiaries are wholly or majority owned by the U.S. holding entity, the Company anticipates no cash dividends in the foreseeable futures, and all earnings will be used to re-invest in the PRC subsidiaries. Accordingly, no withholding income tax was accrued.

The Company has adopted ASC Topic 740-10-05, Income Taxes. To date, the adoption of this interpretation has not impacted the Company’s financial position, results of operations, or cash flows. The Company performed self-assessment and the Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed, which in the PRC is usually 5 years. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2011, management considered that the Company had no uncertain tax positions affecting its consolidated financial position and results of operations or cash flows, and will continue to evaluate for any uncertain position in future. There are no estimated interest costs and penalties provided in the Company’s consolidated financial statements for the years ended December 31, 2009, 2010 and 2011, respectively. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities and the major one is the China Tax Authority.

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies

14.  Commitments and contingencies

As of December 31, 2010 and 2011, capital commitment for purchase of property, plant and equipment were RMB25,120,000 and RMB10,500,702($1,666,540) respectively.

The Company did not have any significant lease commitment as of December 31, 2010 and 2011.

As of December 31, 2010 and 2011, purchase obligations for corn were RMB 535,310,000 and RMB 841,465,000($133,546,795), respectively.

As of December 31, 2011, the Company was not any party to any legal proceedings or threatened legal proceedings, the adverse outcome of which, individually or in the aggregate, it believes would have a material adverse effect on its business, financial condition and results of operations.

As of December 31, 2011, the Company guaranteed the short-term bank loans amount to RMB406,200,000 ($64,466,981) for third parties as a guarantor, thereinto, the Company guaranteed the granaries’ bank loans amounting to RMB304,200,000($48,278,817) , the remaining bank loans was guaranteed for the reciprocal guarantors.